Accrual For Onerous Contracts (Narrative) (Details)	12 Months Ended
Dec. 31, 2012 customer item
Number of leased aircraft	3
Number of lessees	74
Lease maturity for operating leases	2013
Lease-In, Lease-Out Transaction [Member]
Number of lessees	1